Janus Henderson VIT Mid Cap Value Portfolio

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 97.2%
Aerospace & Defense – 1.8%
BWX Technologies Inc	42,033	$2,263,897
Airlines – 1.3%
Southwest Airlines Co*	34,958	1,601,076
Auto Components – 2.2%
Aptiv PLC*	8,842	1,058,476
Autoliv Inc	11,983	915,981
Lear Corp	6,056	863,525
		2,837,982
Banks – 5.8%
Citizens Financial Group Inc	42,197	1,912,790
Fifth Third Bancorp	27,992	1,204,776
First Horizon National Corp	59,213	1,390,913
Regions Financial Corp	75,658	1,684,147
Synovus Financial Corp	7,653	374,997
Webster Financial Corp	13,054	732,590
		7,300,213
Building Products – 0.6%
Fortune Brands Home & Security Inc	9,543	708,854
Capital Markets – 1.9%
State Street Corp	27,539	2,399,198
Chemicals – 6.8%
Axalta Coating Systems Ltd*	59,342	1,458,626
Corteva Inc	35,217	2,024,273
DuPont de Nemours Inc	21,271	1,565,120
FMC Corp	8,928	1,174,657
Scotts Miracle-Gro Co	7,416	911,871
Westlake Chemical Corp	11,948	1,474,383
		8,608,930
Commercial Services & Supplies – 2.5%
IAA Inc*	40,407	1,545,568
Waste Connections Inc	11,520	1,609,344
		3,154,912
Communications Equipment – 1.9%
F5 Networks Inc*	10,241	2,139,857
Motorola Solutions Inc	1,344	325,517
		2,465,374
Construction & Engineering – 0.8%
EMCOR Group Inc	9,312	1,048,811
Construction Materials – 0.9%
Martin Marietta Materials Inc	2,936	1,130,037
Containers & Packaging – 1.4%
Graphic Packaging Holding Co	88,495	1,773,440
Electric Utilities – 3.7%
Alliant Energy Corp	44,366	2,771,988
Entergy Corp	16,482	1,924,273
		4,696,261
Electrical Equipment – 1.7%
AMETEK Inc	15,754	2,098,118
Electronic Equipment, Instruments & Components – 1.1%
Vontier Corp	56,463	1,433,596
Energy Equipment & Services – 2.0%
Baker Hughes Co	69,853	2,543,348
Entertainment – 2.2%
Activision Blizzard Inc	18,764	1,503,184
Take-Two Interactive Software Inc*	8,352	1,284,036
		2,787,220
Equity Real Estate Investment Trusts (REITs) – 8.3%
Apple Hospitality Inc	114,652	2,060,296
Equity LifeStyle Properties Inc	37,172	2,842,915
Equity Residential	18,262	1,642,119
Lamar Advertising Co	10,256	1,191,542
Sunstone Hotel Investors Inc*	75,975	894,985
Weyerhaeuser Co	49,754	1,885,677
		10,517,534
Food & Staples Retailing – 2.1%
Casey's General Stores Inc	13,208	2,617,429
Food Products – 1.9%
Kellogg Co	9,233	595,436

Shares or Principal Amounts		Value
Common Stocks– (continued)
Food Products– (continued)
Lamb Weston Holdings Inc	30,148	$1,806,167
		2,401,603
Health Care Equipment & Supplies – 3.0%
Envista Holdings Corp*	50,797	2,474,322
Globus Medical Inc*	18,208	1,343,386
		3,817,708
Health Care Providers & Services – 6.7%
Cardinal Health Inc	35,701	2,024,247
Henry Schein Inc*	27,446	2,393,017
Humana Inc	2,149	935,180
Laboratory Corp of America Holdings*	11,783	3,106,706
		8,459,150
Industrial Conglomerates – 1.0%
Carlisle Cos Inc	5,054	1,242,880
Information Technology Services – 1.7%
Global Payments Inc	15,837	2,167,135
Insurance – 6.9%
Globe Life Inc	16,786	1,688,672
Hartford Financial Services Group Inc	35,418	2,543,367
Reinsurance Group of America Inc	11,414	1,249,376
RenaissanceRe Holdings Ltd	20,235	3,207,450
		8,688,865
Internet & Direct Marketing Retail – 0.6%
Qurate Retail Inc	151,367	720,507
Life Sciences Tools & Services – 1.0%
Agilent Technologies Inc	9,562	1,265,339
Machinery – 2.8%
Lincoln Electric Holdings Inc	11,692	1,611,275
Oshkosh Corp	19,415	1,954,120
		3,565,395
Media – 3.0%
Discovery Inc*	58,570	1,462,493
Fox Corp - Class B	63,622	2,308,206
		3,770,699
Multi-Utilities – 1.3%
DTE Energy Co	12,511	1,654,079
Oil, Gas & Consumable Fuels – 4.1%
Cabot Oil & Gas Corp	109,446	2,951,759
Marathon Petroleum Corp	3,975	339,862
Pioneer Natural Resources Co	7,394	1,848,722
		5,140,343
Professional Services – 1.2%
Mantech International Corp	18,024	1,553,489
Road & Rail – 1.0%
Canadian Pacific Railway Ltd	15,012	1,239,090
Semiconductor & Semiconductor Equipment – 3.8%
Microchip Technology Inc	19,552	1,469,137
MKS Instruments Inc	11,442	1,716,300
Teradyne Inc	13,384	1,582,390
		4,767,827
Software – 1.9%
Black Knight Inc*	21,575	1,251,134
Synopsys Inc*	3,555	1,184,775
		2,435,909
Specialty Retail – 2.5%
AutoZone Inc*	885	1,809,453
O'Reilly Automotive Inc*	1,945	1,332,247
		3,141,700
Textiles, Apparel & Luxury Goods – 1.8%
Hanesbrands Inc	124,931	1,860,223
Levi Strauss & Co	22,638	447,327
		2,307,550
Trading Companies & Distributors – 2.0%
GATX Corp	8,755	1,079,754
MSC Industrial Direct Co Inc	16,981	1,446,951
		2,526,705
Total Common Stocks (cost $93,605,795)		122,852,203

Shares or Principal Amounts		Value
Repurchase Agreements– 2.8%
ING Financial Markets LLC, Joint repurchase agreement, 0.2700%, dated 3/31/22, maturing 4/1/22 to be repurchased at $3,500,026 collateralized by $3,703,597 in U.S. Treasuries 0.1250% - 5.3750%, 3/31/23 - 5/15/51 with a value of $3,570,028((cost $3,500,000)	$3,500,000	$3,500,000
Total Investments (total cost $97,105,795) – 100.0%		126,352,203
Cash, Receivables and Other Assets, net of Liabilities – 0%		21,998
Net Assets – 100%		$126,374,201

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$124,197,132	98.3%
Canada	1,239,090	1.0
Sweden	915,981	0.7

Total	$126,352,203	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$122,852,203	$-	$-
Repurchase Agreements	-	3,500,000	-
Total Assets	$122,852,203	$3,500,000	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70312 05-22